Net Income (Loss) Per Share - Calculation of Net Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Numerator:
Net (loss) income attributable to Momo Inc.	$ 145,250		$ 13,697		$ (25,415)
Deemed dividend					(57,663)
Net (loss) income attributed to ordinary shareholders for computing net (loss) income per ordinary share-basic and diluted	$ 142,053		$ 12,358		$ (83,078)
Denominator for computing net (loss) income per share-basic:
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary share-basic	377,335,923		342,646,282		85,293,775
Denominator for computing net (loss) income per share-diluted:
Weighted average shares outstanding used in computing net (loss)income per ordinary share-diluted	407,041,165	[1]	401,396,548	[2]	85,293,775
Net loss per ordinary share attributable to Momo Inc - basic
Net (loss) income per ordinary share attributable to Momo Inc. - basic	$ 0.38		$ 0.04		$ (0.97)
Net loss per ordinary share attributable to Momo Inc - diluted
Net (loss) income per ordinary share attributable to Momo Inc.- diluted	$ 0.36		$ 0.03		$ (0.97)
Non-Vested Restricted Shares [Member]
Numerator:
Undistributed earnings	$ (3,197)		$ (1,339)
Denominator for computing net (loss) income per share-basic:
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary share-basic	8,493,244		37,118,622		60,951,591
Net loss per ordinary share attributable to Momo Inc - basic
Net (loss) income per ordinary share attributable to Momo Inc. - basic	$ 0.38		$ 0.04
Series A-1 and Series A-2 Convertible Redeemable Participating Preferred Shares [Member]
Numerator:
Deemed dividend					$ (30,910)
Denominator for computing net (loss) income per share-basic:
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary share-basic					32,176,676
Net loss per ordinary share attributable to Momo Inc - basic
Net (loss) income per ordinary share attributable to Momo Inc. - basic					$ 0.96
Series A-3 Convertible Redeemable Participating Preferred Shares [Member]
Numerator:
Deemed dividend					$ (544)
Denominator for computing net (loss) income per share-basic:
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary share-basic					18,990,997
Net loss per ordinary share attributable to Momo Inc - basic
Net (loss) income per ordinary share attributable to Momo Inc. - basic					$ 0.03
Series B Convertible Redeemable Participating Preferred Shares [Member]
Numerator:
Deemed dividend					$ (3,116)
Denominator for computing net (loss) income per share-basic:
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary share-basic					67,182,243
Net loss per ordinary share attributable to Momo Inc - basic
Net (loss) income per ordinary share attributable to Momo Inc. - basic					$ 0.05
Series C Convertible Redeemable Participating Preferred Shares [Member]
Numerator:
Deemed dividend					$ (5,596)
Denominator for computing net (loss) income per share-basic:
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary share-basic					34,540,898
Net loss per ordinary share attributable to Momo Inc - basic
Net (loss) income per ordinary share attributable to Momo Inc. - basic					$ 0.16
Series D Convertible Redeemable Participating Preferred Shares [Member]
Numerator:
Deemed dividend					$ (17,497)
Denominator for computing net (loss) income per share-basic:
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary share-basic					28,348,231
Net loss per ordinary share attributable to Momo Inc - basic
Net (loss) income per ordinary share attributable to Momo Inc. - basic					$ 0.62

[1]	For the year 2016, an incremental weighted average number of 7,155,060 nonvested restricted shares and an incremental weighted average number of 22,550,182 ordinary shares from the assumed exercise of share options and vesting of restricted share units using the treasury stock method were included
[2]	For the year 2015, an incremental weighted average number of 35,759,066 nonvested restricted shares and an incremental weighted average number of 22,991,200 ordinary shares from the assumed exercise of share options and vesting of restricted share units using the treasury stock method were included.